TWO ROADS SHARED TRUST

Dynamic Total Return Fund

Incorporated herein by reference is the definitive version of the prospectus for the Dynamic Total Return Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 13, 2014 (SEC Accession No. 0000910472-14-002112).